UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2002

Check here if Amendment [ ]; Amendment Number:
                                               -------

This Amendment (Check only one.):               [ ] is  a  restatement.
                                                [ ] adds  new  holdings
                                                    entries.

Institutional Investment Manager Filing this Report:

Name:      Metropolitan West Capital Management, LLC
           -----------------------------------------------------
Address:   610 Newport Center Drive, Suite 1000
           Newport Beach, CA  92660
           -----------------------------------------------------

Form  13F  File  Number:  28-05723
                          --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person  Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Roberta J. Kistner
        --------------------------------------
Title:  Director of Operations
        --------------------------------------
Phone:  (949) 718-9701
        --------------------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Roberta J. Kistner                 Newport Beach, CA              11/11/2002
----------------------                 -----------------              ----------
       [Signature]                       [City, State]                  [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________

         [Repeat as necessary.]



                              Form 13F SUMMARY PAGE

Report  Summary:1

Number of Other Included Managers:                      0
                                              -----------

Form  13F  Information  Table  Entry  Total:           60
                                              -----------

Form  13F  Information  Table  Value  Total:  $ 1,479,141
                                              -----------
                                              (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                                 FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/ SH/ PUT/ INVSTMT  OTHER      VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS  SOLE   SHARED  NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ------- ------ ------
AIR PRODUCTS & CHEMICALS INC   COM              009158106    44047 1048505 SH               DEFINED  1026115      0  22390
ALCATEL SA ADR                 ADR              013904305       61   26200 SH               SOLE       26200      0      0
APPLE COMPUTER INC             COM              037833100    40059 2762681 SH               DEFINED  2699271      0  63410
ASTRAZENECA PLC - SPONS ADR    ADR              046353108    35883 1173795 SH               DEFINED  1156830      0  16965
AVERY DENNISON CORP            COM              053611109      363    6375 SH               SOLE        6375      0      0
BAKER HUGHES INC               COM              057224107     1945   67000 SH               SOLE       67000      0      0
BANCO BILBAO VIZCAYA           ADR              05946K101      104   13900 SH               SOLE       13900      0      0
BANK OF NEW YORK CO INC        COM              064057102     4752  165360 SH               SOLE      165360      0      0
BAXTER INTERNATIONAL INC.      COM              071813109      298    9750 SH               SOLE        9750      0      0
BELLSOUTH CORP                 COM              079860102     3849  209664 SH               SOLE      209664      0      0
BOEING CO.                     COM              097023105    43999 1289172 SH               DEFINED  1262072      0  27100
CHEVRON TEXACO CORP            COM              166764100      577    8331 SH               SOLE        8331      0      0
CHUBB CORP                     COM              171232101    51843  945524 SH               DEFINED   925004      0  20520
CINCINNATI FINANCIAL CORP      COM              172062101    58494 1644013 SH               DEFINED  1609523      0  34490
CLEAR CHANNEL COMMUNICATIONS   COM              184502102    39001 1122332 SH               DEFINED  1095382      0  26950
CONOCOPHILLIPS                 COM              20825C104    45298  979631 SH               DEFINED   958643      0  20988
CYTEC INDUSTRIES INC           COM              232820100    42822 1950907 SH               DEFINED  1908777      0  42130
DOW CHEMICAL                   COM              260543103      223    8175 SH               SOLE        8175      0      0
GILLETTE COMPANY               COM              375766102    57727 1950234 SH               DEFINED  1909124      0  41110
GOLDMAN SACHS GROUP INC        COM              38141G104    45654  691410 SH               DEFINED   676620      0  14790
HONEYWELL INTERNATIONAL INC    COM              438516106    34133 1575868 SH               DEFINED  1541244      0  34624
IMC GLOBAL INC                 COM              449669100      145   12000 SH               SOLE       12000      0      0
ING GROEP NV ADR               ADR              456837103    24873 1771598 SH               DEFINED  1737708      0  33890
INTERNATIONAL BUSINESS MACHINE COM              459200101    36245  621591 SH               DEFINED   607701      0  13890
ISHARES RUSSELL 1000 VALUE     COM              464287598     3555   84000 SH               SOLE       84000      0      0
KELLOGG CO                     COM              487836108    48953 1472280 SH               DEFINED  1440670      0  31610
KOMATSU LTD - SPONSORED ADR    ADR              500458401      142   10575 SH               SOLE       10575      0      0
KROGER CO                      COM              501044101    42336 3002551 SH               DEFINED  2938351      0  64200
MARATHON OIL CORP              COM              565849106      354   15600 SH               SOLE       15600      0      0
MATSUSHITA ELEC INDL           ADR              576879209    30200 2912273 SH               DEFINED  2872373      0  39900
MERCK & CO., INC.              COM              589331107     7979  174550 SH               DEFINED   167950      0   6600
METLIFE INC                    COM              59156R108     5960  261850 SH               DEFINED   256950      0   4900
MITSUBISHI TOKYO FINL GRP INC  ADR              606816106    40314 5492333 SH               DEFINED  5371383      0 120950
MOLEX INC - CLASS A            COM              608554200    45784 2180210 SH               DEFINED  2134900      0  45310
MOTOROLA INC                   COM              620076109    35711 3507997 SH               DEFINED  3429637      0  78360
NCR CORPORATION                COM              62886E108    28841 1456612 SH               DEFINED  1426488      0  30124
NEC CORP. - SPONSORED ADR      ADR              629050204      121   25420 SH               SOLE       25420      0      0
PG&E CORPORATION               COM              69331C108    25057 2225310 SH               DEFINED  2177260      0  48050
POSCO SPONSORED ADR'S FOR ORD  ADR              693483109    37817 1752436 SH               DEFINED  1708716      0  43720
PENNEY (J.C.) CO               COM              708160106    38827 2438915 SH               DEFINED  2382335      0  56580
PROGRESS ENERGY INC            COM              743263105      654   16000 SH               SOLE       16000      0      0
RAYTHEON CO NEW                COM              755111507    57150 1950508 SH               DEFINED  1907713      0  42795
SBC COMMUNICATIONS INC         COM              78387G103    35108 1746685 SH               DEFINED  1710619      0  36066
SIERRA PACIFIC RESOURCES       COM              826428104    17591 2883695 SH               DEFINED  2816345      0  67350
ST MICROELECTRONICS NV-NY      COM              861012102    17851 1319405 SH               DEFINED  1300965      0  18440
SUMITOMO MITSUI BK ADR         ADR              865622104       48    8650 SH               SOLE        8650      0   8650
TDC A/S SPONSORED ADR'S        ADR              87236N102      110   10150 SH               SOLE       10150      0      0
TEXAS INSTRUMENTS INC          COM              882508104     3577  242220 SH               DEFINED   228850      0  13400
3M CO                          COM              88579Y101    53257  484285 SH               DEFINED   474190      0  10095
TOTAL FINA ELF SA SPON ADR     ADR              89151E109      342    5202 SH               SOLE        5202      0      0
TREDEGAR CORP                  COM              894650100      376   22436 SH               SOLE       22436      0      0
TYCO INTL LTD (NEW)            COM              902124106    33482 2374620 SH               DEFINED  2325750      0  48870
UNOCAL CORP                    COM              915289102      394   12550 SH               SOLE       12550      0      0
VALERO ENERGY CORP             COM              91913Y100    38017 1436234 SH               DEFINED  1405134      0  31100
VIACOM INC CL A                COM              925524100      324    8000 SH               SOLE        8000      0      0
WASHINGTON MUTUAL INC          COM              939322103    23980  761999 SH               DEFINED   745468      0  16531
WELLS FARGO & CO (NEW)         COM              949746101    61348 1273828 SH               DEFINED  1246273      0  27555
XEROX CORP                     COM              984121103    22223 4489467 SH               DEFINED  4394917      0  94550
WEATHERFORD INTERNATIONAL LTD  COM              G95089101    47481 1278435 SH               DEFINED  1250775      0  27660
ALCON INC                      COM              H01301102    61482 1586635 SH               DEFINED  1549745      0  36890